Changes in accounting policies	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Changes in accounting policies

2 Changes in accounting policies

Except as described below, the accounting policies applied in the unaudited condensed consolidated financial statements are the same as those applied in the Group’s consolidated financial statements as of and for the year ended December 31, 2024.

The Group has applied the amendment to IFRS Accounting Standards issued by the IASB to this condensed consolidated interim financial statements for the current accounting period:

●	Amendments to IAS 21, Lack of exchangeability

None of these developments have had a material effect on how the Group’s results and financial position for the current or prior periods have been prepared or presented in the interim condensed consolidated financial statements. The Group has not applied any new standard or interpretation that is not yet effective for the current accounting period.